Fair Value (Details) - Schedule of fair values of financial assets and liabilities, excluding financial instruments - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	$ 14,888,644	$ 3,426,467	$ 8,111,409	$ 6,388,978			$ 3,116,209
Bank balances held on behalf of customers	808,923	1,367,630		2,192,201
Receivables from broker-dealers and clearing organizations	23,689,967	8,089,193		1,684,961
Short-term loans receivable	508,756	2,239,378		1,637,310
Commissions receivable		71,253		88,560
Other receivables	67,475	724,708		166,064
Total assets in fair value	39,963,765	15,918,629
Liabilities
Payables to customers	14,362,840	5,221,270		3,853,693
Payable to broker-dealers	24,270,558	3,845,740
Commissions payable		39,180		29,439
Accrued expenses and other payables	1,169,408	1,763,094		417,445
Short-term borrowings		293,905		1,412,570	$ 20,409,250	$ 20,409,250
Due to director	152,472	149,522
Total liabilities	39,955,278	11,312,711		6,227,463
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets
Cash and cash equivalents	14,888,644	3,426,467		6,388,978
Bank balances held on behalf of customers	808,923	1,367,630		2,192,201
Receivables from broker-dealers and clearing organizations
Short-term loans receivable
Commissions receivable
Other receivables
Total assets in fair value	15,697,567	4,794,097
Liabilities
Payables to customers
Payable to broker-dealers
Commissions payable
Accrued expenses and other payables
Short-term borrowings
Due to director
Total liabilities
Significant Observable Inputs (Level 2) [Member]
Assets
Cash and cash equivalents
Bank balances held on behalf of customers
Receivables from broker-dealers and clearing organizations	23,689,967	8,089,193		1,684,961
Short-term loans receivable	508,756	2,239,378		1,637,310
Commissions receivable		71,253		88,560
Other receivables	67,475	724,708		166,064
Total assets in fair value	24,266,198	11,124,532
Liabilities
Payables to customers	14,362,840	5,221,270		3,853,693
Payable to broker-dealers	24,270,558	3,845,740
Commissions payable		39,180		29,439
Accrued expenses and other payables	1,169,408	1,763,094		417,445
Short-term borrowings		293,905
Due to director	152,472	149,522
Total liabilities	39,955,278	11,312,711		6,227,463
Significant Unobservable Inputs (Level 3) [Member]
Assets
Cash and cash equivalents
Bank balances held on behalf of customers
Receivables from broker-dealers and clearing organizations
Short-term loans receivable
Commissions receivable
Other receivables
Total assets in fair value
Liabilities
Payables to customers
Payable to broker-dealers
Commissions payable
Accrued expenses and other payables
Short-term borrowings
Due to director
Total liabilities
Estimated Fair Value [Member]
Assets
Cash and cash equivalents	14,888,644	3,426,467
Bank balances held on behalf of customers	808,923	1,367,630
Receivables from broker-dealers and clearing organizations	23,689,967	8,089,193
Short-term loans receivable	508,756	2,239,378
Commissions receivable		71,253
Other receivables	67,475	724,708
Total assets in fair value	39,963,765	15,918,629
Liabilities
Payables to customers	14,362,840	5,221,270
Payable to broker-dealers	24,270,558	3,845,740
Commissions payable		39,180
Accrued expenses and other payables	1,169,408	1,763,094
Short-term borrowings		293,905
Due to director	152,472	149,522
Total liabilities	$ 39,955,278	$ 11,312,711